Income tax - Composition of loss before tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
Loss from Mainland China operations	¥ (330,426)	¥ (717,979)	¥ (1,095,499)
Income/(loss) from overseas operations	25,721	(13,613)	1,587
Total loss before income tax	¥ (304,705)	¥ (731,592)	¥ (1,093,912)